Liquidity and capital resources - Bonds and Own shares (Details) € in Billions, £ in Billions, kr in Billions, SFr in Billions, $ in Billions, $ in Billions, $ in Billions		12 Months Ended
	Aug. 25, 2017 £ / shares shares	Mar. 31, 2018 USD ($) € / shares shares	Mar. 31, 2019 HKD ($)	Mar. 31, 2019 NOK (kr)	Mar. 31, 2018 NOK (kr) € / shares shares	Mar. 31, 2018 CHF (SFr) € / shares shares	Mar. 31, 2018 AUD ($) € / shares shares	Mar. 31, 2018 GBP (£) € / shares shares	Mar. 31, 2018 EUR (€) € / shares shares	Feb. 25, 2016 GBP (£)	Feb. 25, 2016 EUR (€)
Liquidity and capital resources
Percentage of issued share capital		8.00%
Bonds
Liquidity and capital resources
Borrowing capacity | €									€ 30.0
Bonds issued		$ 9.9	$ 2.1	kr 2.2	kr 10.0	SFr 0.7	$ 1.2	£ 3.6	18.4
Notional amount | €									32.3
Euro medium-term note programme
Liquidity and capital resources
Bonds issued | €									€ 4.2
Convertible bonds
Liquidity and capital resources
Bonds issued										£ 2.9	€ 3.5
Notional amount										2.8	3.5
Financial liabilities at fair value										0.1	0.1
Convertible bonds maturing on 25 August 2017
Liquidity and capital resources
Bonds issued										£ 1.4	€ 1.7
Borrowing interest rate										1.50%	1.50%
Number of shares issued upon conversion of bonds | shares	729,100,000
Conversion price | £ / shares	£ 1.9751
Adjusted conversion price | £ / shares	2.1730
Convertible bonds maturing on 25 February 2019
Liquidity and capital resources
Bonds issued										£ 1.4	€ 1.7
Borrowing interest rate										2.00%	2.00%
Adjusted conversion price | € / shares		1.9387			1.9387	1.9387	1.9387	1.9387	1.9387
Convertible bonds to be converted to shares | shares		743,000,000
Percentage of share capital		3.00%
Maximum
Liquidity and capital resources
Treasury shares | shares		2,192,064,339			2,192,064,339	2,192,064,339	2,192,064,339	2,192,064,339	2,192,064,339